Group Information (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Africa Internet General Trading LLC
Principal Subsidiaries
% control	100.00%	100.00%
Africa Internet Services SAS
Principal Subsidiaries
% control	100.00%	100.00%
African Internet Services S.A.
Principal Subsidiaries
% control	0.00%	100.00%
AIH General Merchandise Algeria UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Cameroon UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Egypt UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Ivory Coast UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Kenya UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Morocco UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise Nigeria UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	99.89%	99.89%
AIH General Merchandise Tanzania UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH General Merchandise UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH Subholding Nr. 10 UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH Subholding Nr. 11 UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
AIH Subholding Nr. 8 UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
Atol Internet Services Ltd.
Principal Subsidiaries
% control	0.00%	100.00%
Atol Internet Services Rwanda
Principal Subsidiaries
% control	100.00%	100.00%
Atol Internet Services S.a.r.l. Tunisia
Principal Subsidiaries
% control	100.00%	100.00%
Atol Ivory Coast SARL
Principal Subsidiaries
% control	100.00%	100.00%
Atol Services Gabon SARL
Principal Subsidiaries
% control	100.00%	100.00%
Atol Technology PLC
Principal Subsidiaries
% control	100.00%	100.00%
Bambino 162. V V UG (haftungsbeschränkt)
Principal Subsidiaries
% control	100.00%	100.00%
EasyTaxi Egypt
Principal Subsidiaries
% control	0.00%	100.00%
Ecart Internet Services Nigeria Ltd.
Principal Subsidiaries
% control	99.89%	99.89%
Ecart Services Algeria SARL
Principal Subsidiaries
% control	100.00%	100.00%
Ecart Services Cameroon Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Ecart Services Ghana Ltd.
Principal Subsidiaries
% control	0.00%	100.00%
Ecart Services Ivory Coast SARL
Principal Subsidiaries
% control	100.00%	100.00%
Ecart Services Kenya Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Ecart Services Morocco Sarlau
Principal Subsidiaries
% control	100.00%	100.00%
Ecart Services Tanzania Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Hellopay Africa Integrated Services Ltd. (formerly: Lipco Internet Services Nigeria)
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Algeria SARL
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Ghana Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Kenya Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Senegal SARL (formerly: Hellofood Senegal SUARL)
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services South Africa Proprietary Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Tunisia SARL
Principal Subsidiaries
% control	100.00%	100.00%
Jade E-Services Uganda Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Jolali Global Resources Ltd.
Principal Subsidiaries
% control	99.89%	99.89%
Jumia Egypt LLC
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Electronic Payment Services S.A.E
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Eservices SARL
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Financial Services Ltd.
Principal Subsidiaries
% control	100.00%	0.00%
Jumia for Trading LLC
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Payment Services Kenya Ltd.
Principal Subsidiaries
% control	100.00%	0.00%
Jumia Payment Services Ltd.
Principal Subsidiaries
% control	100.00%	0.00%
Jumia Services FZ-LLC
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Services GmbH
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Technologies Cote D'Ivoire SARLU
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Technologies Spain SLU
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Technologies SUARL
Principal Subsidiaries
% control	100.00%	100.00%
Jumia Technology Services (Shenzhen) Co., Ltd
Principal Subsidiaries
% control	100.00%	100.00%
Jumia UG (haftungsbeschränkt) & Co. KG
Principal Subsidiaries
% control	100.00%	100.00%
Jumia USA LLC
Principal Subsidiaries
% control	100.00%	100.00%
JumiaPay Tunisie Suarl
Principal Subsidiaries
% control	100.00%	0.00%
Juwel 193 V V UG (haftungsbeschränkt) & Co. Zwölfte Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt)
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt) & Co. 132. Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt) & Co. 23. Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt) & Co. 24. Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt) & Co. Fünfte Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 193. V V UG (haftungsbeschränkt) & Co. Vierte Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 194. V V UG (haftungsbeschränkt)
Principal Subsidiaries
% control	100.00%	100.00%
Juwel 194. V V UG (haftungsbeschränkt) & Co. Erste Verwaltungs KG
Principal Subsidiaries
% control	100.00%	100.00%
Juwel E-Services Tanzania Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Lendico S.A (PTY) Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Lipco Internet Services Zimbabwe Ltd.
Principal Subsidiaries
% control	100.00%	100.00%
Silveroak Internet Services Portugal, Unipessoal Lda
Principal Subsidiaries
% control	100.00%	100.00%